Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Trade payables	$ 433,850	$ 304,963
Other payables
Salaries and related payables	64,385	22,505
Provision for annual leave and early retirement (see Note 13(a))	13,259	12,913
Income taxes and other payables to government institutions	526,912	12,833
Accrued interest	6,147	7,042
Accrued expenses	18,363	19,664
Advances from customers and others	10,151	7,846
Payables and other credit balances	13,147	11,110
Other payables	652,364	93,913
Total trade and other payables	$ 1,086,214	$ 398,876